REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue from External Customer [Line Items]
Revenues	$ 49,604
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	22 years
Contract with Customer, Liability, Revenue Recognized	$ 205
Contract with Customer, Asset, Reclassified to Receivable	12
Accounts and notes receivable - Trade	5,646	$ 5,386
Contract assets - current	19	0
Contract assets - noncurrent	1	0
Contract liabilities - current	134	116
Contract liabilities - noncurrent	$ 1,318	$ 1,365
Adjustments
Revenue from External Customer [Line Items]
Accounts and notes receivable - Trade				$ 0
Contract assets - current				1
Contract assets - noncurrent				0
Contract liabilities - current				21
Contract liabilities - noncurrent				$ 47
Product
Revenue from External Customer [Line Items]
Revenue, Percentage from Products and Service Transferred to Customers	99.00%	98.00%	99.00%
Licensing of Technology
Revenue from External Customer [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 407
Packaging & Specialty Plastics [Member] [Domain]
Revenue from External Customer [Line Items]
Revenues	24,195
Corporate Segment [Member]
Revenue from External Customer [Line Items]
Revenues	285
Performance Materials & Coatings [Member]
Revenue from External Customer [Line Items]
Revenues	9,677
Industrial Intermediates & Infrastructure [Member]
Revenue from External Customer [Line Items]
Revenues	15,447
Coatings and Performance Monomers [Member] | Performance Materials & Coatings [Member]
Revenue from External Customer [Line Items]
Revenues	3,979
Consumer Solutions [Member] | Performance Materials & Coatings [Member]
Revenue from External Customer [Line Items]
Revenues	5,698
Industrial Solutions [Member] | Industrial Intermediates & Infrastructure [Member]
Revenue from External Customer [Line Items]
Revenues	4,812
Polyurethanes & CAV [Member] | Industrial Intermediates & Infrastructure [Member]
Revenue from External Customer [Line Items]
Revenues	10,615
Other [Member] | Industrial Intermediates & Infrastructure [Member]
Revenue from External Customer [Line Items]
Revenues	20
Hydrocarbons & Energy [Member] | Packaging & Specialty Plastics [Member] [Domain]
Revenue from External Customer [Line Items]
Revenues	7,587
Packaging and Specialty Plastics [Member] | Packaging & Specialty Plastics [Member] [Domain]
Revenue from External Customer [Line Items]
Revenues	16,608
U.S.& Canada [Member]
Revenue from External Customer [Line Items]
Revenues	17,809
Europe, Middle East, Africa and India [Domain]
Revenue from External Customer [Line Items]
Revenues	17,406
Asia Pacific [Member]
Revenue from External Customer [Line Items]
Revenues	9,404
Latin America [Member]
Revenue from External Customer [Line Items]
Revenues	4,985
The Dow Chemical Company [Domain]
Revenue from External Customer [Line Items]
Accounts and notes receivable - Trade	$ 5,646	$ 5,386